Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		33 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
Cash used in operating activities:
Net loss	$ (42,157)	$ (17,125)	$ (108,018)
Changes in Assets and Liabilities
Increase (decrease) in accounts payable	23,660	(6,634)	30,429
Net cash used in operating activities	(18,497)	(23,759)	(77,589)
Cash Flows from Financing Activities:
Sale of common stock		10,000	36,000
Loans from stockholders	18,497	21,000	41,589
Net Cash Provided by Financing Activities	18,497	31,000	77,589
Net Decrease in Cash and Cash Equivalents	0	7,241	0
Cash and Cash Equivalents - Beginning
Cash and Cash Equivalents - End	0	7,241	0
Supplemental disclosures:
Cash paid for interest
Cash paid for income taxes